Warrant Liabilities - Schedule of Fair Value of Purchase Warrant and Waiver Warrants (Details) - Level 3 [Member]	Dec. 31, 2025	Jul. 22, 2025	Jun. 30, 2025	Jun. 22, 2025	Feb. 20, 2025	Dec. 12, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-free rate [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.42
Risk-free rate [Member] | Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.69		3.82	3.99
Risk-free rate [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.66		3.87					3.62
Risk-free rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.71		3.83		4.5		4
Risk-free rate [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.69		3.89			4.37
Risk-free rate [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.76	3.96
Risk-free rate [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.67		3.87
Estimated volatility rate [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	42.87
Estimated volatility rate [Member] | Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.34		38.18	38.11
Estimated volatility rate [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.15		37.58					43.79
Estimated volatility rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.17		37.81		40.58		43.88
Estimated volatility rate [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.33		38.23			44.39
Estimated volatility rate [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	39.43	37.68
Estimated volatility rate [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.09		37.52
Dividend yield [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend yield [Member] | Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0		0	0
Dividend yield [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0		0					0
Dividend yield [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0		0		0		0
Dividend yield [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0		0			0
Dividend yield [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0	0
Dividend yield [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0		0
Spot price of underling ordinary share | Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.9		1.01	0.98
Spot price of underling ordinary share | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.9		1.01					3.87
Spot price of underling ordinary share | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.9		1.01		1.28		3.86
Spot price of underling ordinary share | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.9		1.01			2.53
Spot price of underling ordinary share | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.9	0.99
Spot price of underling ordinary share | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.9		1.01
Exercise price [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.4
Exercise price [Member] | Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18		1.7	1.7
Exercise price [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18		1.7					4.71
Exercise price [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18		1.7		1.7		4.47
Exercise price [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18		1.7			3.25
Exercise price [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18	1.18
Exercise price [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18		1.7
Fair value of Purchase Warrant in USD [Member] | Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	139,000		81,200	76,500
Fair value of Purchase Warrant in USD [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	68,400		38,800					106,000
Fair value of Purchase Warrant in USD [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	72,700		42,300		85,200		120,000
Fair value of Purchase Warrant in USD [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	106,700		62,400			149,000
Fair value of Purchase Warrant in USD [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	32,500	40,600
Fair value of Purchase Warrant in USD [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	69,700		39,500